Longterm Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment, Begginning Balance	$ 22,786,158	$ 23,426,105
Additions	79,168,287	0
Foreign currency translation adjustment	1,415,218	(639,947)
Investmment, Ending Balance	103,369,663	22,786,158
Equity Method [Member]
Investment, Begginning Balance	0	0
Additions	79,168,287	0
Investmment, Ending Balance	80,151,868	0
Foreign currency translation adjustment	983,581	0
Measurement Alternative [ember]
Investment, Begginning Balance	22,786,158	23,426,105
Additions	0	0
Foreign currency translation adjustment	431,637	(639,947)
Investmment, Ending Balance	$ 23,217,795	$ 22,786,158